POST-EMPLOYMENT BENEFITS - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 41	$ 13
Equity instruments	652	1,330
Debt instruments	1,157	412
Real Estate	37
Total plan assets	1,887	1,755
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	41	13
Equity instruments	16	1,218
Debt instruments	249	15
Real Estate	0
Total plan assets	306	1,246
Level 2
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Equity instruments	636	112
Debt instruments	803	243
Real Estate	37
Total plan assets	1,476	355
Level 3
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Equity instruments	0	0
Debt instruments	105	154
Real Estate	0
Total plan assets	$ 105	$ 154